Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 21—SUBSEQUENT EVENT

The Company evaluates events and transactions that occur after the balance sheet date but before the consolidated financial statements are issued. The Company evaluated such events and transactions through the date when the consolidated financial statements were filed electronically with the Securities and Exchange Commission.

On January 4, 2012, the Company completed the acquisition of 100% of the shares of Sensor Geophysical Ltd., the intent which was previously announced during the quarter ended September 30, 2011.  The initial consideration was Canadian $3,000,000. An additional Canadian $2.0 million of consideration is payable subject to the achievement of certain milestones.